Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June, 2011 July 15, 2011 1
I. SUMMARY

		Beginning of Period	End of Period
	Initial Balance	Balance	Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$1,262,497,868.06	$1,237,063,006.89	0.9798535
Total Note Balance	1,051,029,000.00	1,051,029,000.00	1,025,594,138.83	0.9758000

Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	1,088,903,936.04	1,063,469,074.87	0.9766418
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization	Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance	120.12%	120.62%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance	115.94%	116.32%

			Beginning of Period	End of Period	End of Period
	Note Interest Rate	Initial Balance	Balance	Balance	Factor
Class A-1 Note	0.26061%	$246,000,000.00	$246,000,000.00	$220,565,138.83	0.8966063
Class A-2 Note	0.74000%	390,000,000.00	390,000,000.00	390,000,000.00	1.0000000
Class A-3 Note	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Note	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Note	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$1,051,029,000.00	$1,025,594,138.83	0.9758000

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Note	$25,434,861.17	$103.39	$17,808.35	$0.07	$25,452,669.52	$103.46
Class A-2 Note	0.00	0.00	80,166.67	0.21	80,166.67	0.21
Class A-3 Note	0.00	0.00	87,263.89	0.29	87,263.89	0.29
Class A-4 Note	0.00	0.00	24,507.48	0.37	24,507.48	0.37
Class B Note	0.00	0.00	23,566.93	0.53	23,566.93	0.53

Total	$25,434,861.17	$103.39	$233,313.32	$0.22	$25,668,174.49	$24.42
II. POOL INFORMATION

			Residual Portion of
2011-A Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$1,428,670,407.95	$1,262,497,868.06	$808,617,721.04
Change	(29,851,724.35)	(25,434,861.17)	(4,680,274.16)

End of Period	$1,398,818,683.60	$1,237,063,006.89	$803,937,446.88
Residual Portion of Securitization Value as % of Securitization Value at end of period			64.99%

		Terminations in Prior		Terminations in
	At Cutoff Date	Periods	Beginning of Period	Current Period	End of Period
Number of Leases	54,427	0	54,427	643	53,784

	Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months	23.8	23.0

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June, 2011 July 15, 2011 1

			% of End of Period
Delinquent Leases	Number of Leases	Securitization Value	Reference Pool Balance
31 - 60 Days Delinquent	201	$4,532,160.57	0.37%
61 - 90 Days Delinquent	0	0.00	0.00%
91- 120 Days Delinquent	0	0.00	0.00%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	201	$4,532,160.57	0.37%

	Current Period	Cumulative
Prepayment Speed	0.74%	0.74%
III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$21,686,184.52
plus: Payoffs	8,089,466.01
plus: Other (including extension fees, excess charges, etc.)	99,159.95
minus: Payaheads	(778,536.87)
plus: Payahead Draws	510,030.28
plus: Advances	912,728.14
minus: Advance Reimbursement Amounts	(882,839.01)
plus: Administrative Removal Amounts	726,327.28
plus: Net Auction Proceeds	2,558,650.13
plus: Recoveries	0.00

Total Collections	$32,921,170.43

Reserve Account Balance Beginning of Period	12,624,978.68

Total Collections Plus Reserve	$45,546,149.11

			Remaining
Exchange Note Distributions	Amount Due	Amount Paid	Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,052,081.56	$1,052,081.56	$44,494,067.55	$0.00
2011-A Exchange Note Interest Payment	583,773.50	583,773.50	43,910,294.05	0.00
2011-A Exchange Note Principal Payment	25,434,861.17	25,434,861.17	18,475,432.88	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	18,475,432.88	0.00
Reserve Account Deposit	31,562,446.70	18,475,432.88	0.00	(13,087,013.82)
Shared Amounts	0.00	0.00	0.00	0.00
Remaining Funds Released to Borrowers	0.00	0.00	0.00	0.00

Total	$58,633,162.93	$45,546,149.11	$0.00	$(13,087,013.82)

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June, 2011 July 15, 2011 1
IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$583,773.50
2011-A Exchange Note Principal Payment	25,434,861.17
Shortfall Payment (to cover Notes)	0.00

Total	$26,018,634.67

			Remaining
ABS Note Distributions	Amount Due	Amount Paid	Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$26,018,634.67	$0.00
Administration Fee	8,758.58	8,758.58	26,009,876.09	0.00
Class A-1 Interest	17,808.35	17,808.35	25,992,067.74	0.00
Class A-2 Interest	80,166.67	80,166.67	25,911,901.07	0.00
Class A-3 Interest	87,263.89	87,263.89	25,824,637.18	0.00
Class A-4 Interest	24,507.48	24,507.48	25,800,129.70	0.00

Total Class A Interest	209,746.39	209,746.39		0.00
First Priority Principal Payment	0.00	0.00	25,800,129.70
Class B Interest	23,566.93	23,566.93	25,776,562.77	0.00
Second Priority Principal Payment	0.00	0.00	25,776,562.77
Regular Principal Payment	25,434,861.17	25,434,861.17	341,701.60	0.00
Reserve Account Deposit	13,087,013.82	341,701.60	0.00	(12,745,312.22)
Additional Trustee Fees and Expenses	0.00	0.00	0.00	0.00
Remaining Funds to Holder of Residual Interest	0.00	0.00	0.00	0.00

Total	$38,763,946.89	$26,018,634.67	$0.00	$(12,745,312.22)
V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,530,491.62
plus: Additional Advances	912,728.14
minus: Advance Reimbursement Amounts	(882,839.01)

End of Period Advance Balance	$2,560,380.75

Payaheads
Beginning of Period Payahead Balance	$1,743,235.38
plus: Additional Payaheads	778,536.87
minus: Payahead Draws	(510,030.28)

End of Period Payahead Balance	$2,011,741.97
VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$12,624,978.68
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	5,850,454.20

Reserve Balance after Deposit from Exchange Note	$18,475,432.88
plus: Reserve Deposit from Note Distributions	341,701.60

End of Period Reserve Account Balance	$18,817,134.48

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$(12,745,312.22)

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June, 2011 July 15, 2011 1
VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	243	243	$4,421,256.07	$4,421,256.07
Standard Terminations	218	218	2,911,976.77	2,911,976.77

Total Retained	461	461	$7,333,232.84	$7,333,232.84

Returned Vehicles
Early Terminations	32	32	$498,217.77	$498,217.77
Standard Terminations	114	114	1,510,410.83	1,510,410.83

Total Returned	146	146	$2,008,628.60	$2,008,628.60

Charged Off Leases / Repossessed Vehicles	0	0	0.00	0.00
Removals by Servicer and Other	36	36	724,753.12	724,753.12

Total Terminations	643	643	$10,066,614.56	$10,066,614.56

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Lease Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			22.71%	22.71%
Early Termination Rate (Early Terminations / Total Terminations)			42.77%	42.77%
     Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.
VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$8,198,110.69
plus: Payahead draws			12,930.32
minus: Unreimbursed Advances			(27,714.58)
minus: Securitization Value of Retained Vehicles			(7,333,232.84)

Total	461	461	$850,093.59	$850,093.59
Gain (Loss) Per Retained Vehicle			$1,844.02	$1,844.02

Gain (Loss) on Returned Vehicles
Customer Payments			$88,497.22
plus: Net Auction Proceeds			$2,492,486.60
plus: Payahead Draws			3,715.79
minus: Unreimbursed Advances			(10,767.51)
minus: Securitization Value of Returned Vehicles			(2,008,628.60)

Total	146	146	$565,303.50	$565,303.50
Gain (Loss) Per Returned Vehicle			$3,871.94	$3,871.94

Credit Gain (Loss) Charged Off / Repossessed Vehicles	0	0	$0.00	$0.00
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$0.00	$0.00

Gain (Loss) on Removals by Servicer and Other	36	36

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$0.00	$0.00

Total Gain (Loss)	643	643	$1,415,397.09	$1,415,397.09

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$2,492,486.60
plus: Excess Wear and Use and Excess Mileage Assessed			44,077.92
minus: Residual Portion of Securitization Value			(1,897,561.05)

Total	146	146	$639,003.47	$639,003.47
Residual Gain (Loss) Per Returned Vehicle			$4,376.74	$4,376.74

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June, 2011 July 15, 2011 1

SERVICER CERTIFICATION THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS
/s/ Daniel J Gardetto
Daniel J Gardetto,
Assistant Treasurer